Deferred compensation awards (Tables)	12 Months Ended
Mar. 31, 2025
Deferred Compensation Awards [Abstract]
Activity relating to RSU awards
The following table presents activity relating to RSUs for the year ended March 31, 2025.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2024	161,583,000	¥459	1.0
Granted	49,572,200	857
Forfeited	(5,523,160)	606
Delivered	(69,428,830)	459

Outstanding as of March 31, 2025	136,203,210	¥598	0.9

Activity related to NSU and CSU awards
The following table presents activity related to NSUs and CSUs for the year ended March 31, 2025.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price

Outstanding as of March 31, 2024	22,491,211	¥949		9,203,390	¥612
Granted	9,098,117	896	(1)	—	—
Vested	(13,915,309)	952	(2)	(5,775,113)	552	(2)
Forfeited	(148,730)			(275,599)

Outstanding as of March 31, 2025	17,525,289	¥854	(3)	3,152,678	¥478	(3)

(1)	Weighted-average price of NHI shares used to determine number of awards granted.
(2)	Weighted-average price of NHI shares used to determine the final cash settlement amount of the awards.
(3)	The price of NHI shares used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2025.